OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Receivables [Abstract]
Agent receivables	$ 2,496	$ 423
Advances	282	45
Claims receivables	927	222
Other receivables	11,287	2,740
Other Receivables, Net, Current	14,992	3,430
Allowance for Doubtful Other Receivables, Current	$ 0	$ 0